UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

Investment Company Act file number 811-04611

                     Aberdeen Asia-Pacific Income Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

           Gateway Center 3
          100 Mulberry Street
          Newark, New Jersey                                    07102
    --------------------------------------------------------------------
    (Address of principal executive offices)                  (Zip code)

                                Mr Beverly Hendry
                         300 S.E. 2nd Street, Suite #820
                         Fort Lauderdale, Florida 33301
               ---------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 973-367-1495

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2003 - 06/30/2004

ITEM 1.  PROXY VOTING RECORD
The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

Aberdeen Asia-Pacific Income Fund Inc.

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                           (Registrant) Aberdeen Asia-Pacific Income Fund, Inc.

                         By (Signature) /S/ Christian Pittard
                                        ----------------------------------------
                         Name           Christian Pittard

                         Title          Treasurer and Assistant Secretary

Date  08-30-2004